Note 55 - Other Information	12 Months Ended
Dec. 31, 2020
Other Information
Other information

55. Other information

Environmental impact

Given the activities BBVA Group entities engage in, the Group has no environmental liabilities, expenses, assets, provisions or contingencies that could have a significant effect on its consolidated equity, financial situation and profits. Consequently, as of December 31, 2020, there is no item included that requires disclosure in an environmental information report pursuant to Ministry JUS/318/2018, of March 21, by which the new model for the presentation in the Commercial Register of the consolidated annual accounts of the subjects obliged to its publication is approved.